UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number         811-21309
                                      ------------------------------------------

             Advent Claymore Convertible Securities and Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


           1065 Avenue of the Americas, 31st Floor, New York, NY 10018
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)


                             Robert White, Treasurer

             Advent Claymore Convertible Securities and Income Fund

                     1065 Avenue of the Americas, 31st Floor

                               New York, NY 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (212) 482-1600
                                                      --------------------------

Date of fiscal year end: October 31
                         --------------------

Date of reporting period: January 31, 2010

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2010 (UNUADITED)

 NUMBER OF SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------------
                      LONG-TERM INVESTMENTS -- 160.1%
                      CONVERTIBLE PREFERRED STOCKS -- 44.3%
                      AGRICULTURE -- 1.1%
          109,100     Archer-Daniels-Midland Co., 6.25%, 2011                                            $  4,680,390
                                                                                                         -------------

                      BANKS -- 10.4%
          169,000     Citigroup, Inc., 7.50%, 2012                                                         17,667,260
           36,350     Fifth Third Bancorp, Ser. G, 8.50%, 2049                                              4,975,770
           72,176     Keycorp, Ser. A, 7.75%, 2049                                                          6,773,717
            6,000     Webster Financial Corp., Ser. A, 8.50%, 2049                                          5,025,000
            8,602     Wells Fargo & Co., Ser. L, 7.50%, 2049                                                8,108,245
                                                                                                         -------------
                                                                                                           42,549,992
                                                                                                         -------------
                      ELECTRIC -- 4.3%
          191,504     FPL Group, Inc., 8.375%, 2012                                                         9,766,704
          123,400     Great Plains Energy, Inc., 12.00%, 2012                                               7,774,200
                                                                                                         -------------
                                                                                                           17,540,904
                                                                                                         -------------

                      FOOD PRODUCTS -- 1.7%
          623,200     Dole Food 2009 Automatic Common Exchange Security Trust, 7.00%, 2012 (a)              6,825,972
                                                                                                         -------------

                      HEALTHCARE SERVICES -- 3.0%
            4,500     HealthSouth Corp., Ser. A, 6.50%, 2049                                                3,713,625
          231,000     Omnicare Capital Trust II, Ser. B, 4.00%, 2033                                        8,806,875
                                                                                                         -------------
                                                                                                           12,520,500
                                                                                                         -------------

                      INSURANCE -- 6.1%
           88,000     Assured Guaranty Ltd., 8.50%, 2012 (Bermuda)                                          8,265,840
           70,000     Reinsurance Group of America, Equity Security Unit, 5.75%, 2051                       4,485,600
          470,667     XL Capital Ltd., 10.75%, 2011 (Cayman Islands)                                       12,204,395
                                                                                                         -------------
                                                                                                           24,955,835
                                                                                                         -------------
                      MINING -- 2.0%
          164,450     Vale Capital Ltd., Ser. RIO,  5.50%, 2010 (Brazil)                                    8,403,395
                                                                                                         -------------

                      OIL & GAS -- 1.4%
           33,612     Whiting Petroleum Corp., 6.25%, 2049                                                  5,781,264
                                                                                                         -------------

                      PHARMACEUTICALS -- 2.1%
            8,685     Mylan, Inc., 6.50%, 2010                                                              8,595,458
                                                                                                         -------------

                      PIPELINES -- 1.5%
            6,600     El Paso Corp., 4.99%, 2049                                                            6,205,650
                                                                                                         -------------

                      REAL ESTATE INVESTMENT TRUSTS -- 3.1%
          288,307     Alexandria Real Estate Equities, Inc., Ser. D, 7.00%, 2049                            6,198,600
          106,000     Simon Property Group, Inc., Ser. I, 6.00%, 2049                                       6,537,020
                                                                                                         -------------
                                                                                                           12,735,620
                                                                                                         -------------

                      SAVINGS & LOANS -- 2.2%
          192,788     New York Community Capital Trust V, 6.00%, 2051                                       8,964,642
                                                                                                         -------------

                      TELECOMMUNICATIONS -- 4.3%
          128,095     Crown Castle International Corp., 6.25%, 2012                                         7,365,463
           13,155     Lucent Technologies Capital Trust I, 7.75%, 2017 (France)                            10,310,231
                                                                                                         -------------
                                                                                                           17,675,694
                                                                                                         -------------
                      TRANSPORTATION -- 1.1%
            4,000     Kansas City Southern, 5.125%, 2049                                                    4,383,328
                                                                                                         -------------

                      TOTAL CONVERTIBLE PREFERRED STOCKS - 44.3%
                      (Cost $159,050,069)                                                                 181,818,644
                                                                                                         -------------

 PRINCIPAL AMOUNT                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------------
                      CONVERTIBLE BONDS -- 89.1%
                      AEROSPACE & DEFENSE -- 1.3%
      $ 5,275,000     Alliant Techsystems, Inc., BB-, 2.75%, 9/15/11                                        5,387,094
                                                                                                         -------------

                      AGRICULTURE-- 0.6%
        2,500,000     Archer-Daniels-Midland Co., A, 0.875%, 2/15/14                                        2,550,000
                                                                                                         -------------

                      AIRLINES-- 2.6%
        2,000,000     Continental Airlines, Inc., CCC+, 5.00%, 6/15/23                                      2,185,000
        9,008,000     UAL Corp., CCC, 4.50%, 6/30/21                                                        8,276,550
                                                                                                         -------------
                                                                                                           10,461,550
                                                                                                         -------------

                      AUTO MANUFACTURERS-- 1.2%
        3,700,000     Ford Motor Co., CCC, 4.25%, 11/15/16                                                  4,971,875
                                                                                                         -------------

                      BIOTECHNOLOGY -- 7.4%
        8,500,000     Amgen, Inc., A+, 0.375%, 2/01/13                                                      8,606,250
        6,250,000     Amylin Pharmaceuticals, Inc., NR, 3.00%, 6/15/14                                      5,101,562
        5,000,000     Gilead Sciences, Inc., NR, 0.50%, 5/01/11                                             6,400,000
        6,000,000     Life Technologies Corp., BB+, 3.25%, 6/15/25                                          6,855,000
        3,500,000     Millipore Corp., BB-, 3.75%, 6/01/26                                                  3,561,250
                                                                                                         -------------
                                                                                                           30,524,062
                                                                                                         -------------
                      COAL -- 1.0%
        4,500,000     Massey Energy Co., BB-, 3.25%, 8/01/15                                                3,976,875
                                                                                                         -------------

                      COMMERCIAL SERVICES -- 0.3%
        1,050,000     Quanta Services, Inc., NR, 3.75%, 4/30/26                                             1,089,375
                                                                                                         -------------

                      COMPUTERS -- 5.4%
        4,150,000     DST Systems, Inc., Ser. C, NR, 4.125%, 8/15/23                                        4,570,187
        9,416,000     EMC Corp., A-, 1.75%, 12/01/11                                                       10,993,180
        2,000,000     EMC Corp., A-, 1.75%, 12/01/13                                                        2,397,500
        3,750,000     Maxtor Corp., B, 2.375%, 8/15/12 (Cayman Islands)                                     4,162,500
                                                                                                         -------------
                                                                                                           22,123,367
                                                                                                         -------------
                      DISTRIBUTION/WHOLESALE  -- 0.7%
        2,160,000     WESCO International, Inc., B, 6.00%, 9/15/29                                          2,697,300
                                                                                                         -------------

                      DIVERSIFIED FINANCIAL SERVICES -- 3.8%
        5,000,000     Affiliated Managers Group, Inc., BBB-, 3.95%, 8/15/38                                 4,893,750
        3,800,000     AmeriCredit Corp., B-, 0.75%, 9/15/11                                                 3,671,750
        4,320,000     Jefferies Group, Inc., BBB, 3.875%, 11/01/29                                          4,347,000
        2,681,000     Nasdaq OMX Group, Inc., BBB, 2.50%, 8/15/13                                           2,546,950
                                                                                                         -------------
                                                                                                           15,459,450
                                                                                                         -------------
                      ELECTRICAL COMPONENTS & EQUIPMENT -- 1.3%
        1,250,000     SunPower Corp., Ser. SPWR, NR, 1.25%, 2/15/27                                         1,087,500
        4,250,000     Suntech Power Holdings Co. Ltd., NR, 0.25%, 2/15/12 (Cayman Islands)                  4,265,938
                                                                                                         -------------
                                                                                                            5,353,438
                                                                                                         -------------
                      ENERGY - ALTERNATE SOURCES  -- 1.0%
        3,500,000     Covanta Holding Corp., B, 3.25%, 6/01/14 (a)                                          3,955,000
                                                                                                         -------------

                      ENTERTAINMENT  -- 2.0%
        7,000,000     International Game Technology, BBB, 3.25%, 5/01/14 (a)                                8,312,500
                                                                                                         -------------

                      HEALTHCARE PRODUCTS -- 8.9%
        3,300,000     Beckman Coulter, Inc., BBB, 2.50%, 12/15/36                                           3,753,750
       10,569,000     Hologic, Inc., BB-, 2.00%, 12/15/37 (e)                                               8,930,805
        3,000,000     Integra LifeSciences Holdings Corp., NR, 2.375%, 6/01/12 (a)                          2,868,750
       15,600,000     Medtronic, Inc., AA-, 1.625%, 4/15/13                                                16,087,500
        5,250,000     NuVasive, Inc., NR, 2.25%, 3/15/13                                                    4,935,000
                                                                                                         -------------
                                                                                                           36,575,805
                                                                                                         -------------
                      HEALTHCARE SERVICES -- 1.8%
        8,265,000     LifePoint Hospitals, Inc., B, 3.50%, 5/15/14                                          7,531,481
                                                                                                         -------------

                      INSURANCE -- 1.9%
        6,760,000     Old Republic International Corp., BBB+, 8.00%, 5/15/12                                7,664,150
                                                                                                         -------------

                      INTERNET -- 1.5%
        5,600,000     Symantec Corp., NR, 1.00%, 6/15/13                                                    6,041,000
                                                                                                         -------------

                      IRON/STEEL -- 3.8%
        3,600,000     ArcelorMittal, BBB, 5.00%, 5/15/14 (Luxembourg)                                       5,260,500
        2,333,000     Steel Dynamics, Inc., BB+, 5.125%, 6/15/14                                            2,694,615
        4,950,000     United States Steel Corp., BB, 4.00%, 5/15/14                                         7,808,625
                                                                                                         -------------
                                                                                                           15,763,740
                                                                                                         -------------
                      MEDIA -- 0.4%
 (euro) 1,250,000     UnitedGlobalCom, Inc., B-, 1.75%, 4/15/24                                             1,733,442
                                                                                                         -------------

                      MINING -- 0.9%
      $ 3,250,000     Newmont Mining Corp., BBB+, 1.625%, 7/15/17                                           3,790,313
                                                                                                         -------------

                      MISCELLANEOUS MANUFACTURING -- 2.0%
        4,250,000     Danaher Corp., A+, 0.00%, 1/22/21                                                     4,478,437
        4,850,000     Trinity Industries, Inc., BB-, 3.875%, 6/01/36                                        3,607,188
                                                                                                         -------------
                                                                                                            8,085,625
                                                                                                         -------------
                      OIL & GAS-- 4.8%
        4,850,000     Carrizo Oil & Gas, Inc., NR, 4.375%, 6/01/28                                          4,225,563
        3,250,000     Chesapeake Energy Corp., BB, 2.75%, 11/15/35                                          3,120,000
        4,850,000     Chesapeake Energy Corp., BB, 2.25%, 12/15/38                                          3,589,000
        3,000,000     GMX Resources, Inc., NR, 5.00%, 2/01/13                                               2,609,100
        2,750,000     Goodrich Petroleum Corp., NR, 3.25%, 12/01/26                                         2,550,625
        3,500,000     SOCO Finance Jersey Ltd., Ser. SIA, NR, 4.50%, 5/16/13 (United Kingdom)               3,552,500
                                                                                                         -------------
                                                                                                           19,646,788
                                                                                                         -------------
                      OIL & GAS SERVICES -- 3.4%
        2,500,000     SESI LLC, BB+, 1.50%, 12/15/26 (b)                                                    2,312,500
        3,000,000     Transocean, Inc., Ser. B, BBB+, 1.50%, 12/15/37 (Cayman Islands)                      2,891,250
        9,049,000     Transocean, Inc., Ser. C, BBB+, 1.50%, 12/15/37 (Cayman Islands)                      8,709,663
                                                                                                         -------------
                                                                                                           13,913,413
                                                                                                         -------------

                      PHARMACEUTICALS -- 10.8%
        7,500,000     Allergan, Inc., NR, 1.50%, 4/01/26                                                    8,250,000
        7,282,000     King Pharmaceuticals, Inc., BB, 1.25%, 4/01/26                                        6,626,620
        4,000,000     Medicis Pharmaceutical Corp., NR, 2.50%, 6/04/32                                      4,040,000
        3,000,000     Omnicare, Inc., Ser. OCR, B+, 3.25%, 12/15/35                                         2,460,000
        4,000,000     Shire PLC, Ser. REGs, NR, 2.75%, 5/09/14 (Channel Islands)                            4,000,144
       15,150,000     Teva Pharmaceutical Industries Ltd., Ser. C, BBB+, 0.25%, 2/01/26 (Israel)           18,767,062
                                                                                                         -------------
                                                                                                           44,143,826
                                                                                                         -------------
                      REAL ESTATE -- 1.0%
        4,231,000     Forest City Enterprises, Inc., NR, 3.625%, 10/15/14                                   4,056,471
                                                                                                         -------------

                      REAL ESTATE INVESTMENT TRUSTS -- 6.6%
        4,200,000     BRE Properties, Inc., BBB, 4.125%, 8/15/26                                            4,179,000
        5,100,000     Digital Realty Trust LP, NR, 5.50%, 4/15/29 (a)                                       6,400,500
        2,700,000     Home Properties LP, NR, 4.125%, 11/01/26 (a)                                          2,629,125
        7,005,000     Host Hotels & Resorts LP, BB+, 2.625%, 4/15/27 (a)                                    6,751,069
        4,465,000     Macerich Co., NR, 3.25%, 3/15/12 (a)                                                  4,197,100
        3,000,000     UDR, Inc., BBB, 4.00%, 12/15/35                                                       3,000,000
                                                                                                         -------------
                                                                                                           27,156,794
                                                                                                         -------------
                      RETAIL -- 0.3%
        1,500,000     Asbury Automotive Group, Inc., B-, 3.00%, 9/15/12                                     1,344,375
                                                                                                         -------------

                      SEMICONDUCTORS -- 5.2%
       10,000,000     Intel Corp., A-, 2.95%, 12/15/35                                                      9,487,500
        7,840,000     Linear Technology Corp., Ser. A, NR, 3.00%, 5/01/27                                   7,428,400
        5,209,000     Micron Technology, Inc., B-, 1.875%, 6/01/14                                          4,564,386
                                                                                                         -------------
                                                                                                           21,480,286
                                                                                                         -------------
                      TELECOMMUNICATIONS -- 7.2%
        5,000,000     ADC Telecommunications, Inc., NR, 0.83075%, 6/15/13 (c)                               4,150,000
        3,000,000     ADC Telecommunications, Inc., NR, 3.50%, 7/15/15                                      2,287,500
        6,200,000     Anixter International, Inc., BB-, 1.00%, 2/15/13                                      5,704,000
        5,850,000     Ciena Corp., B, 0.25%, 5/01/13                                                        4,760,438
        8,600,000     NII Holdings, Inc., B-, 3.125%, 6/15/12                                               7,922,750
        4,500,000     Virgin Media, Inc., B-, 6.50%, 11/15/16 (a)                                           4,905,000
                                                                                                         -------------
                                                                                                           29,729,688
                                                                                                         -------------
                      TOTAL CONVERTIBLE BONDS - 89.1%
                      (Cost $322,408,451)                                                                 365,519,083
                                                                                                         -------------

                      CORPORATE BONDS -- 24.9%
                      COMMERCIAL SERVICES -- 0.9%
        3,500,000     United Rentals North America, Inc., B, 9.25%, 12/15/19                                3,631,250
                                                                                                         -------------

                      DISTRIBUTION/WHOLESALE -- 0.7%
        3,000,000     McJunkin Red Man Corp., B, 9.50%, 12/15/16 (a)                                        3,007,500
                                                                                                         -------------

                      DIVERSIFIED FINANCIAL SERVICES -- 2.2%
        5,400,000     Capital One Capital V, BB, 10.25%, 8/15/39                                            6,197,807
        3,000,000     Icahn Enterprises LP, BBB-, 7.75%, 1/15/16 (a)                                        2,895,000
                                                                                                         -------------
                                                                                                            9,092,807
                                                                                                         -------------
                      HEALTHCARE PRODUCTS -- 1.1%
        4,100,000     Hanger Orthopedic Group, Inc., B-, 10.25%, 6/01/14                                    4,387,000
                                                                                                         -------------

                      HEALTHCARE SERVICES -- 2.8%
        5,500,000     Apria Healthcare Group, Inc., BB+, 11.25%, 11/01/14 (a)                               5,912,500
        3,000,000     HCA, Inc., BB-, 9.25%, 11/15/16                                                       3,172,500
        2,500,000     HCA, Inc., BB, 8.50%, 4/15/19 (a)                                                     2,656,250
                                                                                                         -------------
                                                                                                           11,741,250
                                                                                                         -------------
                      HOLDING COMPANIES - DIVERSIFIED  -- 1.7%
        6,800,000     Leucadia National Corp., BB+, 8.125%, 9/15/15                                         6,987,000
                                                                                                         -------------

                      HOME BUILDERS  -- 0.8%
        3,000,000     K Hovnanian Enterprises, Inc., CCC+, 10.625%, 10/15/16 (a)                            3,210,000
                                                                                                         -------------

                      HOUSEWARES -- 1.0%
        3,094,000     Newell Rubbermaid, Inc., BBB-, 10.60%, 4/15/19                                        4,015,919
                                                                                                         -------------

                      INSURANCE -- 3.6%
        7,200,000     Liberty Mutual Group, Inc., BB, 10.75%, 6/15/58 (a) (c)                               7,992,000
        5,500,000     MetLife, Inc., BBB, 10.75%, 8/01/39                                                   6,892,154
                                                                                                         -------------
                                                                                                           14,884,154
                                                                                                         -------------
                      MACHINERY - DIVERSIFIED -- 0.4%
        1,500,000     Case New Holland, Inc., BB+, 7.75%, 9/01/13 (Netherlands) (a)                         1,548,750
                                                                                                         -------------

                      MEDIA-- 2.4%
        5,344,000     Clear Channel Worldwide Holdings, Inc., B, 9.25%, 12/15/17 (a)                        5,531,040
        2,500,000     Univision Communication, Inc., B-, 12.00%, 7/01/14 (a)                                2,712,500
        1,550,000     UPC Germany GmbH, BB-, 8.125%, 12/01/17 (Germany) (a)                                 1,573,250
                                                                                                         -------------
                                                                                                            9,816,790
                                                                                                         -------------
                      OFFICE/BUSINESS EQUIPMENT -- 0.8%
        3,500,000     Xerox Capital Trust I, BB+, 8.00%, 2/01/27                                            3,472,956
                                                                                                         -------------

                      PHARMACEUTICALS -- 1.3%
        4,760,000     Axcan Intermediate Holdings, Inc., B, 12.75%, 3/01/16                                 5,319,300
                                                                                                         -------------

                      RETAIL -- 1.4%
        5,550,000     Toys R Us Property Co. LLC, B+, 8.50%, 12/01/17 (a)                                   5,744,250
                                                                                                         -------------

                      TELECOMMUNICATIONS -- 3.8%
        5,150,000     CC Holdings GS V LLC, BB, 7.75%, 5/01/17 (a)                                          5,574,875
        7,272,000     iPCS, Inc., BB, 2.40563%, 5/01/13 (c)                                                 6,799,320
        3,000,000     Virgin Media Finance PLC, B, 8.375%, 10/15/19 (United Kingdom)                        3,090,000
                                                                                                         -------------
                                                                                                           15,464,195
                                                                                                         -------------
                      TOTAL CORPORATE BONDS - 24.9%
                      (Cost $94,250,753)                                                                  102,323,121
                                                                                                         -------------

 NUMBER OF SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------------
                      WARRANTS
                      BANKS -- 1.8%
          558,300     JP Morgan Chase & Co., expiring 10/28/18 (d)
                      (Cost $6,340,068)                                                                     7,257,900
                                                                                                         -------------

                      TOTAL LONG-TERM INVESTMENTS - 160.1%
                      (Cost $582,049,341)                                                                 656,918,748
                                                                                                         -------------

 NUMBER OF SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------------
                      MONEY MARKET FUNDS - 0.7%
        3,114,653     Goldman Sachs Financial Prime Obligations
                      (Cost $3,114,653)                                                                     3,114,653
                                                                                                         -------------

                      TOTAL INVESTMENTS -- 160.8%
                      (Cost $585,163,994)                                                                 660,033,401
                      Other assets in excess of liabilities -- 3.0%                                        12,331,282
                      Preferred Stock, at redemption value -- (-63.8% of Net Assets Applicable to
                      Common Shareholders or -39.7% of Total Investments)                                (262,000,000)
                                                                                                         -------------

                      NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS -- 100.0%                             $410,364,683
                                                                                                         =============

 GmbH - Limited Liability Company
 LLC - Limited Liability Corp.
 LP - Limited Partnership
 PLC - Public Limited Company

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities amounted to 23.2% of net assets applicable to common shareholders.

(b) Security is a "step down" bond where the coupon decreases or steps down at a predetermined date.

(c)  Floating rate security.The rate shown is as of January 31, 2010.

(d)  Non-income producing security.

(e) Security becomes an accreting bond after December 15, 2013 with a 2.0% principal accretion rate.

Ratings shown are per Standard & Poor's. Securities classified as NR are not rated by Standard & Poor's.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

See previously submitted notes to financial statements for the period ended October 31, 2009.

   --------------------------------------------------------------------------
             COUNTRY BREAKDOWN AS % OF TOTAL INVESTMENTS*
   --------------------------------------------------------------------------
    United States                                                      85.3%
    Cayman Islands                                                      4.9%
    Israel                                                              2.8%
    France                                                              1.6%
    Brazil                                                              1.3%
    Bermuda                                                             1.3%
    United Kingdom                                                      1.0%
    Luxembourg                                                          0.8%
    Channel Islands                                                     0.6%
    Germany                                                             0.2%
    Netherlands                                                         0.2%
   --------------------------------------------------------------------------
    *Subject to change daily.

At January 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:



                                                                        Net Tax
                                     Gross Tax          Gross Tax       Unrealized
Cost of Investments for              Unrealized         Unrealized      Appreciation on
Tax Purposes                         Appreciation       Depreciation    Investments
----------------------------------   ----------------   -------------   --------------
                    $ 589,561,667       $ 77,515,169     $(7,043,435)     $70,471,734
----------------------------------   ----------------   -------------   --------------

The Fund adopted ASC 820 Fair Value Measurements and Disclosures ("ASC 820") (formerly known as the Statement of Financial Accounting Standard ("FAS") No.
157). In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of January 31, 2010.

                                     QUOTED PRICES IN     SIGNIFICANT       SIGNIFICANT
                                    ACTIVE MARKETS FOR  OTHER OBSERVABLE    UNOBSERVABLE
                                     IDENTICAL ASSETS       INPUTS            INPUTS
(VALUE IN $000S)                        (LEVEL 1)          (LEVEL 2)         (LEVEL 3)         TOTAL
                                     ----------------     -------------    --------------   -------------
Description

Assets:
Convertible Preferred Stocks:
     Agriculture                           $   4,680       $       -              $ -       $   4,680
     Banks                                    37,525           5,025                -          42,550
     Electric                                  7,774           9,767                -          17,541
     Food Products                                 -           6,826                -           6,826
     Healthcare Services                       8,807           3,714                -          12,521
     Insurance                                16,690           8,266                -          24,956
     Mining                                    8,403               -                -           8,403
     Oil & Gas                                 5,781               -                -           5,781
     Pharmaceuticals                           8,595               -                -           8,595
     Pipelines                                     -           6,206                -           6,206
     Real Estate Investment Trusts            12,736               -                -          12,736
     Savings & Loans                           8,965               -                -           8,965
     Telecommunications                            -          17,676                -          17,676
     Transportation                                -           4,383                -           4,383

Convertible Bonds                                  -         365,519                          365,519

Corporate Bonds                                    -         102,323                -         102,323

Warrants                                       7,258               -                -           7,258

Money Market Fund                              3,114               -                -           3,114
                                     ----------------   -------------   --------------   -------------
Total                                      $ 130,328       $ 529,705              $ -       $ 660,033
                                     ================   =============   ==============   =============

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-30(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act")) as of a date within 90 days of this filing and have concluded based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund
--------------------------------------------------------------------------------

By:  /s/ Tracy V. Maitland
     ---------------------------------------------------------------------------
         Tracy V. Maitland
         President and Chief Executive Officer

Date: March 26, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Tracy V. Maitland
     ---------------------------------------------------------------------------
         Tracy V. Maitland
         President and Chief Executive Officer

Date: March 26, 2010

By:  /s/ Robert White
     ---------------------------------------------------------------------------
         Robert White
         Treasurer and Chief Financial Officer

Date: March 26, 2010